INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2011
INCOME TAXES
Schedule of reconciliation of effective income tax rate related to continuing operations

	For The Year Ended December 31,
	2011	2010	2009
Statutory federal income tax rate applied to pre-tax income	35.0%	35.0%	35.0%
State income taxes	0.4	0.5	0.3
Investment income not subject to tax	(2.2)	(1.6)	(1.3)
Uncertain tax positions	0.0	(1.3)	0.2
Other	(0.3)	0.2	0.6

	32.9%	32.8%	34.8%

Schedule of components of income tax expense related to income before the cumulative effect of a change in accounting principle
	For The Year Ended December 31,
	2011	2010	2009
	(Dollars In Thousands)
Income tax expense per the income tax returns:
Federal	$9,510	$(6,723)	$(53,986)
State	264	3,509	4,259

Total current	$9,774	$(3,214)	$(49,727)

Deferred income tax expense:
Federal	$142,761	$115,172	$184,527
State	2,304	(2,055)	(1,752)

Total deferred	$145,065	$113,117	$182,775

Schedule of components of the Company's net deferred income tax liability

	As of December 31,
	2011	2010
	(Dollars In Thousands)
Deferred income tax assets:
Premium receivables and policy liabilities	$35,432	$158,925
Invested assets (other than unrealized gains)	60,524	83,203
Deferred compensation	72,944	58,123
U.S. capital loss carryforwards	4,763	—
Other	7,049	—
Valuation allowance	(2,593)	(3,354)

	178,119	296,897

Deferred income tax liabilities:
Deferred policy acquisition costs and value of business acquired	872,297	839,885
Other	—	18,703
Unrealized gain on investments	566,451	191,175

	1,438,748	1,049,763

Net deferred income tax (liability) asset	$(1,260,629)	$(752,866)

Schedule of reconciliation of the beginning and ending amount of unrecognized tax benefits

	As of December 31,
	2011	2010
	(Dollars In Thousands)
Balance, beginning of period	$13,181	$26,786
Additions for tax positions of the current year	—	—
Additions for tax positions of prior years	106	10,906
Reductions of tax positions of prior years:
Changes in judgment	(8,447)	(14,133)
Settlements during the period	—	(584)
Lapses of applicable statute of limitations	—	(9,794)

Balance, end of period	$4,840	$13,181